Investment Strategy	Nov. 01, 2025
DF Dent Premier Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests primarily in equity securities, consisting of common stock, preferred stock, securities convertible into common stock of domestic companies, real estate investment trusts (“REITs”), American Depositary Receipts (“ADRs”), and exchange-traded funds (“ETFs”) that the Adviser believes possess superior long-term growth characteristics and have strong, sustainable earnings prospects and reasonably valued stock prices. The Fund may also invest in companies that do not have particularly strong earnings histories but do have other attributes that the Adviser believes may contribute to accelerated growth in the foreseeable future, including initial public offerings (“IPOs”). The Fund may invest in companies of any size.

The Adviser relies on selecting individual stocks and does not try to predict when the stock market may rise or fall. The Adviser uses in-house research and other sources to conduct analyses of prospective Fund investments. Under normal market conditions, the Fund will typically hold approximately 25-50 stocks.

In purchasing Fund investments, the Adviser’s process begins with an initial analysis of prospective Fund investments across a range of industries, including, but not limited to, investments in the information technology, industrial, healthcare, and financials sectors, in which the Fund currently invests a significant portion of its net assets. The Adviser then uses fundamental research to identify companies that it believes are well managed, are leaders in an industry niche, have a track record of success and/or exhibit sustainable growth.

The Adviser may sell a stock in the Fund’s portfolio if, for example, the Adviser believes it has become overvalued or its fundamentals have changed. The Adviser may also change the weighting in a stock if it becomes an excessively large position within the Fund due to appreciation. In addition, the Fund may strategically invest a significant portion of the Fund’s total assets in cash or cash equivalents if in certain market conditions other appropriate investments for the Fund are not available at prices the Adviser believes are favorable to the Fund.

DF Dent Midcap Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of medium-sized companies (“80% Policy”). For these purposes, the Fund’s Adviser defines medium-sized companies as those companies that, at the time of purchase, have market capitalizations within the range of companies included in the Russell Midcap Growth® Index on a rolling three-year basis. As of September 30, 2025, the minimum and maximum market capitalizations on a rolling three-year basis within the Russell Midcap Growth® Index were $304 million and $323 billion, respectively. Following the Fund’s investment in a security, it may appreciate or depreciate significantly in value and result in the Fund holding securities with market capitalizations that differ significantly from the time of the Fund’s investment.

The Fund typically invests in U.S.-listed equity securities, consisting of common stocks, preferred stocks, securities convertible into U.S. common stocks, real estate investment trusts (“REITs”), American Depositary Receipts (“ADRs”), and exchange-traded funds (“ETFs”). The Fund invests in equity securities of domestic companies that in the Adviser’s view possess superior long-term growth characteristics and have strong, sustainable earnings prospects and reasonably valued stock prices. The Fund may invest in companies that do not have particularly strong earnings histories but do have other attributes that in the Adviser’s view may contribute to accelerated growth in the foreseeable future, including initial public offerings (“IPOs”).

The Adviser relies on selecting individual stocks and does not try to predict when the stock market may rise or fall. The Adviser uses in-house research and other sources to conduct analyses of prospective Fund investments.

In purchasing Fund investments, the Adviser’s process begins with an initial analysis of prospective Fund investments across a range of industries, including, but not limited to, investments in the industrial, healthcare, and information technology sectors, in each of which the Fund currently invests a significant portion of its net assets. The Adviser then uses fundamental research to identify companies that it believes are well managed, are leaders in an industry niche, have a track record of success and/or exhibit sustainable growth.

The Adviser may sell a security in the Fund’s portfolio if, for example, the Adviser believes it has become overvalued or its fundamentals have changed. The Adviser may also change the weighting in a stock if it becomes an excessively large position within the Fund due to appreciation. In addition, the Fund may strategically invest a significant portion of the Fund’s total assets in cash or cash equivalents if in certain market conditions other appropriate investments for the Fund are not available at prices the Adviser believes are favorable to the Fund.

DF Dent Small Cap Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities with small market capitalizations (“80% Policy”). For these purposes, the Fund’s Adviser considers small market capitalizations companies as those companies that, at the time of purchase, have market capitalizations within the range of companies included in the Russell 2000 Growth® Index on a rolling three-year basis. As of September 30, 2025, the minimum and maximum market capitalizations on a rolling three-year basis within the Russell 2000 Growth® Index were $2 million and $59 billion, respectively. Following the Fund’s investment in a security, it may appreciate or depreciate significantly in value and result in the Fund holding securities with market capitalizations that differ significantly from the time of the Fund’s investment.

The Fund typically invests in U.S. exchange-listed equity securities, consisting of common stocks, preferred stocks, real estate investment trusts (“REITs”), sponsored and unsponsored American Depositary Receipts (“ADRs”) and exchange-traded funds (“ETFs”). The Fund may also invest in securities convertible into U.S. common stocks. The Fund invests in equity securities of companies that in the Adviser’s view possess superior long-term growth characteristics and have strong, sustainable earnings prospects and/or reasonably valued stock prices. The Fund may invest in companies that do not have particularly strong earnings histories but do have other attributes that in the Adviser’s view may contribute to accelerated growth in the foreseeable future, including initial public offerings (“IPOs”).

The Adviser relies on selecting individual stocks and does not try to predict when the stock market may rise or fall. In purchasing Fund investments, the Adviser’s process begins with an initial analysis of prospective Fund investments across a range of industries, including, but not limited to, investments in the industrial, healthcare, and information technology sectors, in each of which the Fund currently invests a significant portion of its net assets. The Adviser then uses in-house and other fundamental research to identify companies that it believes are well managed, are leaders in an industry niche, have a track record of success and/or exhibit sustainable growth.

The Adviser may sell a security in the Fund’s portfolio if, for example, the Adviser believes it has become overvalued, its fundamentals have changed or it is no longer appropriate for the portfolio. The Adviser may also change the weighting in a stock if it becomes overweighted in the portfolio due to appreciation. In addition, the Fund may strategically invest a significant portion of the Fund’s total assets in cash or cash equivalents if in certain market conditions other appropriate investments for the Fund are not available at prices the Adviser believes are favorable to the Fund.